Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Notional Amounts of Outstanding Derivative Instruments
As of December 31, 2023, the Company had the following outstanding derivative instruments that were entered into to hedge Euro-denominated and Singapore dollar-denominated forecasted transactions:

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	445	951
Currency collars	240	640

In millions of Singapore dollars	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	—	219

Fair Value of Derivative Instruments
Information on fair value of derivative instruments and their location in the consolidated balance sheets as of December 31, 2023 and December 31, 2022 is presented in the table below:

		As of December 31, 2023	As of December 31, 2022
Asset Derivatives	Balance sheet classification	Fair value	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other current assets	46	37
Foreign exchange forward contracts	Other non-current assets	2	8
Currency collars	Other current assets	7	10
Currency collars	Other non-current assets	—	5
Total derivatives designated as a hedge:		55	60
Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other current assets	5	9
Total derivatives not designated as a hedge:		5	9
Total Derivatives		60	69

		As of December 31, 2023	As of December 31, 2022
Liability Derivatives	Balance sheet classification	Fair value	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(2)	(23)
Foreign exchange forward contracts	Other non-current liabilities	—	(3)
Currency collars	Other payables and accrued liabilities	—	(9)
Currency collars	Other long-term liabilities	—	(1)
Total derivatives designated as a hedge:		(2)	(36)
Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(2)	(3)
Total derivatives not designated as a hedge:		(2)	(3)
Total Derivatives		(4)	(39)

Effect on Consolidated Statements of Income of Derivative Instruments
The effect of derivative instruments designated as cash flow hedge on the consolidated statements of income for the year ended December 31, 2023 and December 31, 2022 and on the “Accumulated other comprehensive income (loss)” (“AOCI”) as reported in the consolidated statements of equity as of December 31, 2023 and December 31, 2022 is presented in the table below:

	Gain (loss) deferred in OCI on derivative		Location of gain (loss)	Gain (loss) reclassified from OCI into earnings
	December 31, 2023	December 31, 2022	reclassified from OCI into earnings	December 31, 2023	December 31, 2022
Foreign exchange forward contracts	35	14	Cost of sales	1	(83)
Foreign exchange forward contracts	4	2	Selling, general and administrative expenses	1	(9)
Foreign exchange forward contracts	10	4	Research and development expenses	2	(32)
Currency collars	5	1	Cost of sales	—	(46)
Currency collars	1	1	Selling, general and administrative expenses	—	(6)
Currency collars	2	1	Research and development expenses	1	(21)
Total	57	23		5	(197)

Effect on Consolidated Statements of Income of Derivative Instruments Not Designated as Hedge
The effect on the consolidated statements of income for the year ended December 31, 2023 and December 31, 2022 of derivative instruments not designated as a hedge is presented in the table below:

	Location of gain	Gain (loss) recognized in earnings
	(loss) recognized in earnings	December 31, 2023	December 31, 2022
Foreign exchange forward contracts	Other income and expenses, net	2	24
Total		2	24

Schedule of Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis
The table below details financial assets (liabilities) measured at fair value on a recurring basis as of December 31, 2023:

	Fair Value Measurements using
	December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable securities – U.S. Treasury debt securities	1,635	1,635	—	—
Short-term deposits	1,226	1,226	—	—
Equity securities measured at fair value through earnings	31	31	—	—
Derivative assets designated as cash flow hedge	55	—	55	—
Derivative assets not designated as cash flow hedge	5	—	5	—
Derivative liabilities designated as cash flow hedge	(2)	—	(2)	—
Derivative liabilities not designated as cash flow hedge	(2)	—	(2)	—
Contingent consideration on business acquisition	(20)	—	—	(20)
Total	2,928	2,892	56	(20)

The table below details financial assets (liabilities) measured at fair value on a recurring basis as of December 31, 2022:

	Fair Value Measurements using
	December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable securities – U.S. Treasury debt securities	679	679	—	—
Short-term deposits	581	581	—	—
Equity securities measured at fair value through earnings	26	26	—	—
Derivative assets designated as cash flow hedge	60	—	60	—
Derivative assets not designated as cash flow hedge	9	—	9	—
Derivative liabilities designated as cash flow hedge	(36)	—	(36)	—
Derivative liabilities not designated as cash flow hedge	(3)	—	(3)	—
Contingent consideration on business acquisitions	(31)	—	—	(31)
Total	1,285	1,286	30	(31)

Schedule of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
For liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2023 and December 31, 2023 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2023	31
Changes in fair value measurement	(12)
Currency translation adjustment	1
December 31, 2023	20
Amount of total gains (losses) for the period included in earnings attributable to liabilities still held at the reporting date	12
For liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2022 and December 31, 2022 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2022	77
Changes in fair value measurement	(35)
Currency translation adjustment	(4)
Payments made	(7)
December 31, 2022	31
Amount of total gains (losses) for the period included in earnings attributable to liabilities still held at the reporting date	35

Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost
The following table includes additional fair value information on financial assets and liabilities as of December 31, 2023 and 2022:

	2023			2022
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Cash equivalents (1)	1	2,879	2,879	2,996	2,996
Marketable securities	1	1,635	1,635	679	679
Short-term, deposits	1	1,226	1,226	581	581
Long-term debt
– Bank loans (including current portion)	2	1,366	1,366	1,165	1,165
– Finance leases (including current portion)	2	65	65	57	57
– Senior unsecured convertible bonds issued on August 4, 2020 (2)	1	1,496	1,814	1,495	1,561
(1)     Cash equivalents primarily correspond to deposits at call with banks.
(2)     The carrying amount as of December 31, 2023, of the senior unsecured convertible bonds as reported above, corresponds to the nominal value of the bonds, net of $4 million unamortized debt issuance costs. The fair value represented the market price of the bonds trading on the Frankfurt Stock Exchange.

Schedule of Methodologies Used to Estimate Fair Value
The methodologies used to estimate fair value are as follows:

Components	Methodology used to estimate fair value
Debt securities classified as available-for-sale	Quoted market prices for identical instruments
Foreign exchange forward contracts, currency options and collars	Quoted market prices for similar instruments
Equity securities measured at fair value through earnings	Quoted market prices for identical instruments
Equity securities carried at cost as a measurement alternative	Valuation of the underlying investments on a new round of third-party financing or upon liquidation
Long-term debt and current portion of long-term debt	Future cash flows on a borrowing-by-borrowing basis and discounting these future cash flows using the Company's incremental borrowing rates for similar types of borrowing arrangements. For convertible bonds, the fair value represents the market price of the bonds trading on the Frankfurt Stock Exchange
Cash and cash equivalents, short-term deposits, accounts receivable, short-term borrowings, and accounts payable	The carrying amounts reflected in the consolidated financial statements are considered as reasonable estimates of fair value due to the relatively short period of time between the origination of the instruments and their expected realization.